Assets Held For Sale And Derecognition Of Asset	12 Months Ended
Dec. 31, 2025
Assets Held For Sale And Derecognition Of Asset
Assets Held For Sale And Derecognition Of Asset

11. ASSETS HELD FOR SALE AND DERECOGNITION OF ASSET

11.1   ASSETS CLASSIFIED AS HELD FOR SALE

The breakdown of assets classified as held for sale, measured at book value, is as follows:

	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment, Intangible Assets – Plants	-	20
Financial assets – Generation – Concession grant fee	-	37
	-	57

Accounting policy

Once any fixed or intangible asset has been classified as held for sale, it is no longer depreciated or amortized, and any investment is no longer subject to the equity method.

Dividends received from joint ventures classified as held for sale are recognized in the income statement, given the interruption of measurement by the equity method.

Currently, the Company does not have any liabilities classified as held for sale.

Estimates and judgments

They are initially measured at the lower of book value and fair value (calculated using the discounted cash flow method) net of selling expenses. Selling expenses are represented by the incremental expenses directly attributable to the sale, excluding financial expenses and income taxes.

In cases where the sale is made by auction, after the auction, the company considers the winning bid to be the fair value, as this is the amount that will actually be received from the sale of the assets after the legal procedures.

11.2   DERECOGNITION OF ASSET

a)        Process of sale of 15 SHPs/HPPs

On March 17, 2023, CEMIG GT published the public notice for the public auction aimed at the divestment of 15 SHPs/Small Hydroelectric Generating Plants (SHPs/HPPs), of which 12 assets belonged to CEMIG GT and 3 belonged to Horizontes Energia S.A., a wholly‑owned subsidiary of CEMIG GT.

The divestment process of the assets to Mang Participações e Agropecuária LTDA, the winning bidder in the auction held on August 10, 2023, was completed on February 29, 2024, after all precedent conditions of the Asset Purchase and Sale Agreement (CCVA) had been fulfilled. The amount received from the sale was R$101 million.

The divestment aimed to comply with the Company’s strategic planning guidelines, which call for the optimization of the asset portfolio, seeking to improve operational efficiency and capital allocation.

In January 2025, a ruling was issued upholding the Popular Action filed against the public auction’s sale notice for the divestment of the 15 SHPs/CGHs.

In March 2025, a new ruling was issued declaring the previous ruling null and void. Therefore, the judgment that had upheld the Popular Action filed against the notice was set aside. CEMIG will continue to act in the proceeding, which will lead to a new ruling on the merits.

To date, there have been no impacts on the Company’s Financial Statements arising from the judicial decisions.

Onerous transfer of 4 SHP/HPPs

On September 23, 2024, the public notice was republished for the public auction aimed at the onerous transfer of the right to operate electric power generation services of 4 SHP/HPPs, being 1 SHP owned by CEMIG GT and 3 HPPs owned by its wholly‑owned subsidiaries CEMIG Geração Sul, CEMIG Geração Leste and CEMIG Geração Oeste.

On December 5, 2024, CEMIG GT conducted the public auction on B3, with the winning bid submitted by Âmbar Hidroenergia LTDA in the amount of R$52, representing a premium of 78.8% over the minimum price of R$29.

On February 21, 2025, CEMIG GT and its subsidiaries CEMIG Geração Leste, CEMIG Geração Oeste and CEMIG Geração Sul signed the CCVA with Âmbar Hidroenergia LTDA, the winning bidder.

On May 23, 2025, the Court of Justice of the State of Minas Gerais suspended, until the final and unappealable judgment of the merits, the injunction granted in the Public Civil Action filed against the notice and contract related to the auction for the divestment of these plants, restoring the effects of the Auction held on December 5, 2024.

On October 16, 2025, CEMIG GT and its wholly‑owned subsidiaries concluded the onerous transfer of the Machado Mineiro, Sinceridade, Martins and Marmelos plants, after all precedent conditions of the Onerous Transfer Agreement had been fulfilled. The amount received from the divestment was R$52.

This Onerous Transfer was carried out to comply with the guidelines of CEMIG’s Strategic Planning, which calls for portfolio optimization and operational efficiency, with improved capital allocation through the divestment of small‑scale assets.

As a result of the completion of the transaction, the Company recognized the following accounting effects in October 2025:

Total sales price	52
Value of the asset held for sale until the closing of the transaction	(64)
Capital loss on derecognition of asset	(12)